Investments (Portion of Unrealized Gains and Losses Relates to Equity Securities) (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Summary of Investment Holdings [Line Items]
Net gains (losses) recognized during the period		$ 294	$ (712)	$ 520	$ (918)
Less: Net (gains) losses recognized during the period on securities sold during the period		1	6	3	5
Unrealized gains (losses) recognized during the period on securities still held at period end	[1]	295	(706)	523	(913)
Virginia Electric and Power Company
Summary of Investment Holdings [Line Items]
Net gains (losses) recognized during the period		153	(361)	269	(463)
Less: Net (gains) losses recognized during the period on securities sold during the period		2	0	3	(4)
Unrealized gains (losses) recognized during the period on securities still held at period end	[1]	$ 155	$ (361)	$ 272	$ (467)

[1]	Included in other income (expense) and the nuclear decommissioning trust regulatory liability.